Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Mortgage loans held for sale	$ 686,000	$ 211,000
Estimated Fair Value
Liabilities:
Cash and cash equivalents	82,375,000	71,596,000
Investment securities available for sale	391,924,000	445,394,000
Other investments	2,874,000	2,656,000
Mortgage loans held for sale	686,000	211,000
Loans, net	1,071,178,000	998,587,000
Mutual funds held in deferred compensation trust	2,171,000	1,327,000
Deposits	1,397,351,000	1,434,871,000
Securities sold under agreements to repurchase	86,715,000	47,688,000
Junior subordinated debentures	15,464,000	15,464,000
Fair Value
Liabilities:
Mutual funds held in deferred compensation trust, amount measured at fair value on a recurring basis	2,171,000	1,327,000
Level 1
Liabilities:
Cash and cash equivalents	82,375,000	71,596,000
Investment securities available for sale	0	0
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Mutual funds held in deferred compensation trust	2,171,000	1,327,000
Deposits	0	0
Securities sold under agreements to repurchase	0	0
Junior subordinated debentures	0	0
Mutual funds held in deferred compensation trust, amount measured at fair value on a recurring basis	0	0
Level 2
Liabilities:
Cash and cash equivalents	0	0
Investment securities available for sale	391,924,000	445,394,000
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Mutual funds held in deferred compensation trust	0	0
Deposits	0	0
Securities sold under agreements to repurchase	86,715,000	47,688,000
Junior subordinated debentures	15,464,000	15,464,000
Mutual funds held in deferred compensation trust, amount measured at fair value on a recurring basis	2,171,000	1,327,000
Level 3
Liabilities:
Cash and cash equivalents	0	0
Investment securities available for sale	0	0
Other investments	2,874,000	2,656,000
Mortgage loans held for sale	686,000	211,000
Loans, net	1,071,178,000	998,587,000
Mutual funds held in deferred compensation trust	0	0
Deposits	1,397,351,000	1,434,871,000
Securities sold under agreements to repurchase	0	0
Junior subordinated debentures	0	0
Mutual funds held in deferred compensation trust, amount measured at fair value on a recurring basis	0	0
Carrying Amount
Liabilities:
Cash and cash equivalents	82,375,000	71,596,000
Investment securities available for sale	391,924,000	445,394,000
Other investments	2,874,000	2,656,000
Mortgage loans held for sale	686,000	211,000
Loans, net	1,082,025,000	1,022,114,000
Mutual funds held in deferred compensation trust	2,171,000	1,327,000
Deposits	1,392,045,000	1,435,215,000
Securities sold under agreements to repurchase	86,715,000	47,688,000
Junior subordinated debentures	$ 15,464,000	$ 15,464,000